Loan Servicing (Residential MSRs Sensitivity) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Residential MSRs
Servicing Assets at Fair Value [Line Items]
Composition of loans serviced for others	100.00%	100.00%
Weighted average life (in years)	7 years	6 years 9 months 18 days
Residential MSRs | Min
Servicing Assets at Fair Value [Line Items]
Prepayment speed	7.50%	8.10%
OAS	9.80%	10.30%
Residential MSRs | Max
Servicing Assets at Fair Value [Line Items]
Prepayment speed	8.40%	9.00%
OAS	10.20%	10.60%
Residential MSRs | Weighted Average
Servicing Assets at Fair Value [Line Items]
Prepayment speed	8.10%	8.70%
Effect on fair value of a 10% increase	$ (28)	$ (29)
Effect on fair value of a 20% increase	$ (54)	$ (56)
OAS	10.00%	10.40%
Effect on fair value of a 10% increase	$ (33)	$ (33)
Effect on fair value of a 20% increase	$ (64)	$ (63)
Fixed Rate Residential Mortgage
Servicing Assets at Fair Value [Line Items]
Composition of loans serviced for others	99.10%	99.20%
Adjustable Rate Residential Mortgage
Servicing Assets at Fair Value [Line Items]
Composition of loans serviced for others	0.90%	0.80%